LVIP Western Asset Core Bond Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.89%
•Fannie Mae Connecticut Avenue Securities Series 2014-C04 1M2 5.05% (LIBOR01M + 4.90%) 11/25/24	2,715,251	$ 2,812,390
Fannie Mae REMICs
*•Series 2008-76 EI 4.35% (4.50% minus LIBOR01M) 9/25/23	2	0
*•Series 2010-100 SV 6.48% (6.63% minus LIBOR01M) 9/25/40	2,055,040	518,458
*•Series 2010-134 SK 5.90% (6.05% minus LIBOR01M) 6/25/38	1,232,400	21,304
*Series 2012-101 BI 4.00% 9/25/27	140,872	8,460
*•Series 2013-124 SB 5.80% (5.95% minus LIBOR01M) 12/25/43	470,699	96,229
*•Series 2013-54 BS 6.00% (6.15% minus LIBOR01M) 6/25/43	162,627	35,182
*•Series 2016-60 QS 5.95% (6.10% minus LIBOR01M) 9/25/46	1,453,269	304,369
*•Series 2016-61 BS 5.95% (6.10% minus LIBOR01M) 9/25/46	2,681,127	517,979
*•Series 2017-76 SB 5.95% (6.10% minus LIBOR01M) 10/25/57	2,199,030	407,673
*•Series 2017-85 SC 6.05% (6.20% minus LIBOR01M) 11/25/47	460,510	84,541
Fannie Mae-Aces
2.50% 10/25/37	194,378	208,579
3.27% 2/25/29	1,560,000	1,773,922
3.45% 1/1/29	1,730,000	2,004,233
Freddie Mac REMICs
*•Series 3973 SA 6.34% (6.49% minus LIBOR01M) 12/15/41	1,081,814	248,400
*•Series 4057 CS 5.90% (6.05% minus LIBOR01M) 4/15/39	787,721	14,513
Series 4793 CB 3.00% 5/15/48	2,120,183	2,241,540
Series 4793 CD 3.00% 6/15/48	1,540,508	1,628,790
Series 4813 CJ 3.00% 8/15/48	1,403,008	1,458,125
*•Freddie Mac Strips
Series 334 S7 5.95% (6.10% minus LIBOR01M) 8/15/44	1,807,738	368,022
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips (continued)
Series 353 S1 5.85% (6.00% minus LIBOR01M) 12/15/46	703,326	$ 152,927
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-HQ2 M2 2.35% (LIBOR01M + 2.20%) 9/25/24	1,181,123	1,183,474
Series 2015-HQ2 M2 2.10% (LIBOR01M + 1.95%) 5/25/25	66,738	66,855
GNMA
*•Series 2007-51 SG 6.42% (6.58% minus LIBOR01M) 8/20/37	243,694	60,644
Series 2010-42 PC 5.00% 7/20/39	94,708	97,421
*Series 2013-53 OI 3.50% 4/20/43	1,638,025	164,282
*•Series 2016-135 SB 5.95% (6.10% minus LIBOR01M) 10/16/46	430,955	121,015
*•Series 2016-21 ST 5.99% (6.15% minus LIBOR01M) 2/20/46	2,131,911	466,808
*Series 2016-84 IG 4.50% 11/16/45	3,366,717	541,563
*•Series 2017-H22 IC 1.96% 11/20/67	2,171,998	225,621
•Series 2018-H13 FC 0.45% (LIBOR01M + 0.30%) 7/20/68	690,402	685,313
Total Agency Collateralized Mortgage Obligations (Cost $17,803,981)		18,518,632
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.59%
Fannie Mae-Aces
•Series 2013-M6 1AC 3.55% 2/25/43	84,452	94,470
*•Series 2015-M4 X2 0.48% 7/25/22	12,554,571	47,368
Series 2016-M11 AL 2.94% 7/25/39	503,864	519,912
Series 2018-M15 1A2 3.70% 1/25/36	1,200,000	1,388,689
•Series 2018-M9 APT2 3.23% 4/25/28	99,977	112,438
•Series 2019-M23 3A3 2.72% 10/25/31	599,879	649,515
Series 2019-M27 A2 2.70% 11/25/40	100,000	113,501
Series 2019-M4 A2 3.61% 2/25/31	830,000	988,484
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•Series K058 X1 1.05% 8/25/26	27,493,251	$ 1,306,303
♦Series K091 A2 3.51% 3/25/29	540,000	638,863
*♦•Series K092 X1 0.85% 4/25/29	9,986,427	544,647
*♦•Series K094 X1 1.02% 6/25/29	2,997,100	202,178
*♦•Series K094 XAM 1.28% 6/25/29	4,850,000	445,635
*♦•Series K095 X1 1.08% 6/25/29	2,494,968	179,206
*♦•Series K095 XAM 1.37% 6/25/29	1,200,000	117,922
*♦•Series K101 X1 0.95% 10/25/29	1,198,400	79,376
*♦•Series K735 X1 1.10% 5/25/26	2,464,860	118,169
*♦•Series K737 X1 0.75% 10/25/26	6,992,147	236,093
*♦•Series KC05 X1 1.20% 6/25/27	1,577,650	87,295
GNMA
•Series 2013-107 AD 2.70% 11/16/47	1,046,821	1,096,388
*•Series 2013-50 IO 0.19% 10/16/48	16,841,037	211,530
*•Series 2013-74 IO 0.81% 12/16/53	44,986,739	1,415,733
•Series 2014-17 AM 2.60% 6/16/48	33,855	35,402
*•Series 2016-128 IO 0.90% 9/16/56	15,861,009	925,748
*•Series 2017-145 IO 0.66% 4/16/57	4,355,691	225,685
*•Series 2017-157 IO 0.57% 12/16/59	3,610,649	189,059
*•Series 2017-8 IO 0.65% 8/16/58	3,621,423	180,561
Total Agency Commercial Mortgage-Backed Securities (Cost $12,541,544)		12,150,170
AGENCY MORTGAGE-BACKED SECURITIES–24.83%
Fannie Mae
2.14% 4/1/30	300,000	323,415
2.26% 4/1/30	1,289,492	1,399,911
2.95% 7/1/27	1,453,386	1,625,419
3.04% 6/1/29	1,000,000	1,147,199
3.08% 1/1/28	2,670,000	2,984,162
3.16% 5/1/29	393,288	451,953
3.50% 3/1/57	6,345,040	7,006,431
4.00% 8/1/56	8,595,862	9,662,871
4.00% 6/1/57	1,932,137	2,171,141
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae (continued)
4.50% 9/1/57	2,389,189	$ 2,726,857
Fannie Mae REMICs 2.00% 7/25/50	804,007	808,780
*Fannie Mae REMICs REMIC 2.50% 8/25/50	1,194,026	169,393
Fannie Mae S.F. 15 yr
2.50% 6/1/28	311,369	327,237
3.50% 4/1/32	3,236,100	3,567,943
4.00% 1/1/27	654,013	695,224
Fannie Mae S.F. 15 yr TBA
1.50% 10/19/35	6,700,000	6,853,367
2.00% 10/19/35	34,900,000	36,263,281
Fannie Mae S.F. 20 yr 3.00% 12/1/36	740,524	779,706
Fannie Mae S.F. 30 yr
3.00% 9/1/46	121,754	129,419
3.00% 10/1/46	1,515,129	1,634,292
3.00% 11/1/46	2,045,745	2,151,883
3.00% 12/1/46	956,048	1,031,752
3.00% 1/1/47	10,932,186	11,860,560
3.00% 2/1/47	2,035,652	2,196,791
3.00% 9/1/48	572,568	603,775
3.00% 9/1/49	3,679,219	3,952,271
3.00% 10/1/49	87,941	93,451
3.00% 11/1/49	2,473,804	2,620,303
3.00% 1/1/50	1,980,993	2,075,138
3.00% 2/1/50	5,889,686	6,317,639
3.00% 4/1/50	381,011	403,164
3.00% 6/1/50	3,624,823	3,837,262
3.00% 7/1/50	498,195	528,886
3.00% 8/1/50	781,049	828,930
3.00% 9/1/50	1,298,362	1,377,967
3.50% 12/1/42	200,720	217,710
3.50% 3/1/43	1,711,261	1,854,843
3.50% 11/1/44	16,673,634	18,305,508
3.50% 2/1/45	226,523	245,529
3.50% 4/1/45	424,884	453,111
3.50% 12/1/46	2,279,838	2,451,225
3.50% 2/1/47	836,144	886,772
3.50% 5/1/47	6,969,990	7,444,268
3.50% 12/1/47	1,999,753	2,117,805
3.50% 4/1/48	2,601,653	2,832,596
3.50% 11/1/48	9,684,200	10,320,254
3.50% 2/1/49	75,417	82,126
3.50% 7/1/49	5,573,187	5,999,720
3.50% 10/1/49	1,969,820	2,132,841
3.50% 12/1/49	803,038	869,483
3.50% 2/1/50	1,247,735	1,327,220
3.50% 8/1/50	1,300,000	1,405,017
4.00% 11/1/42	1,146,909	1,277,412
4.00% 10/1/44	15,841,425	17,531,458
4.00% 4/1/47	153,183	166,296
4.00% 5/1/47	4,817,288	5,218,058
4.00% 8/1/47	1,631,092	1,744,249

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 9/1/47	2,157,275	$ 2,309,650
4.00% 10/1/47	5,514,946	5,903,349
4.00% 9/1/48	193,783	212,446
4.00% 12/1/49	732,014	781,355
4.50% 6/1/38	1,420,834	1,566,655
4.50% 6/1/39	1,222,257	1,374,389
4.50% 10/1/41	777,509	872,208
4.50% 1/1/42	3,011,635	3,380,843
4.50% 10/1/43	1,483,183	1,665,052
4.50% 3/1/44	8,087	8,970
4.50% 8/1/44	2,578,269	2,892,041
4.50% 3/1/46	2,115,795	2,376,464
4.50% 3/1/47	2,246,564	2,446,742
4.50% 6/1/47	381,845	415,973
4.50% 4/1/48	367,401	397,688
4.50% 5/1/48	6,622,629	7,203,195
4.50% 6/1/48	933,262	1,031,613
4.50% 7/1/48	1,312,149	1,451,147
4.50% 8/1/48	2,903,610	3,187,027
4.50% 9/1/48	648,987	701,878
4.50% 10/1/48	1,853,089	2,040,938
4.50% 11/1/48	1,046,772	1,160,379
4.50% 12/1/48	2,815,297	3,044,314
4.50% 1/1/49	118,673	130,272
4.50% 2/1/49	163,162	178,090
4.50% 5/1/49	3,032,093	3,315,803
4.50% 7/1/49	209,848	229,303
4.50% 8/1/49	213,299	233,073
4.50% 9/1/49	7,126,485	7,905,104
4.50% 3/1/50	941,544	1,045,340
5.00% 4/1/37	29,234	33,514
5.00% 5/1/48	323,737	357,384
5.00% 8/1/48	331,708	363,707
5.00% 10/1/48	570,974	625,622
5.00% 11/1/48	3,801,057	4,165,878
5.00% 12/1/48	1,595,098	1,746,439
5.00% 9/1/49	3,766,360	4,201,840
5.00% 12/1/49	776,382	849,805
5.00% 3/1/50	1,078,318	1,182,446
5.50% 5/1/34	478,023	562,793
5.50% 9/1/36	640,525	754,102
5.50% 1/1/38	1,949,397	2,293,559
5.50% 1/1/39	730,313	859,948
5.50% 3/1/40	1,288,704	1,517,284
5.50% 3/1/41	653,578	769,729
5.50% 6/1/41	439,969	508,611
5.50% 7/1/41	1,377,234	1,621,578
6.00% 1/1/39	54,866	64,419
6.00% 10/1/39	780,287	923,426
6.00% 4/1/40	57,614	67,766
6.00% 10/1/40	270,532	318,140
6.00% 7/1/41	1,263,519	1,508,443
Fannie Mae S.F. 30 yr TBA
2.00% 10/14/50	36,300,000	37,525,125
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA (continued)
4.50% 3/1/50	432,040	$ 469,107
Federal Home Loan Pool 3.50% 2/1/50	457,901	496,004
*2.50% 9/25/50	2,793,053	346,892
Freddie Mac S.F. 15 yr
3.00% 9/1/32	361,561	379,538
3.00% 10/1/32	327,821	344,138
3.00% 9/1/33	54,614	57,401
3.00% 10/1/33	283,238	297,274
3.00% 12/1/33	101,176	106,259
Freddie Mac S.F. 20 yr
3.00% 6/1/36	166,358	175,100
4.50% 8/1/23	1,352,886	1,460,410
Freddie Mac S.F. 30 yr
3.00% 1/1/47	4,557,379	4,898,371
3.00% 9/1/47	2,946,238	3,171,731
3.00% 3/1/48	3,526,940	3,792,472
3.00% 9/1/48	77,049	83,098
3.00% 7/1/49	162,039	171,579
3.00% 9/1/49	2,732,906	2,917,794
3.00% 12/1/49	2,149,609	2,253,724
3.00% 1/1/50	284,121	303,372
3.00% 2/1/50	2,600,329	2,730,654
3.00% 7/1/50	2,981,191	3,164,846
3.00% 8/1/50	299,490	315,677
3.00% 9/1/50	12,853,455	13,643,910
3.50% 3/1/47	50,735	53,734
3.50% 7/1/47	5,360,841	5,781,947
3.50% 11/1/47	9,492,001	10,048,009
3.50% 3/1/50	1,038,137	1,098,662
3.50% 4/1/50	675,285	729,638
3.50% 5/1/50	969,439	1,050,108
4.00% 8/1/44	39,062	43,034
4.00% 5/1/45	25,139	27,399
4.00% 9/1/45	20,045	21,731
4.00% 10/1/45	41,922	45,448
4.00% 11/1/45	32,731	35,611
4.00% 12/1/45	312,840	340,869
4.00% 9/1/46	461,610	498,904
4.00% 12/1/46	302,771	323,222
4.00% 2/1/47	274,127	293,963
4.00% 6/1/47	87,207	93,564
4.00% 10/1/47	13,228,373	14,163,126
4.00% 6/1/48	308,496	330,491
4.00% 4/1/49	2,470,777	2,683,613
4.00% 2/1/50	665,702	716,318
4.00% 3/1/50	517,065	553,535
4.50% 10/1/35	314,837	349,236
4.50% 7/1/45	390,129	438,686
4.50% 4/1/48	1,038,574	1,144,072
4.50% 4/1/49	723,006	797,382
4.50% 3/1/50	466,681	503,845
5.00% 7/1/47	411,201	453,741
5.00% 10/1/48	285,810	313,803

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 11/1/48	343,689	$ 377,022
5.00% 1/1/49	1,758,247	1,925,068
5.00% 3/1/50	2,627,385	2,876,240
•Freddie Mac Stacr Remic Trust REMIC 1.65% (LIBOR01M + 1.50%) 8/25/50	2,210,000	2,216,704
GNMA
•0.61% (LIBOR01M + 0.45%) 7/20/70	797,872	790,462
•0.66% (LIBOR01M + 0.50%) 7/20/70	199,129	198,066
*2.50% 8/20/50	1,996,240	274,177
*3.50% 4/20/50	2,054,390	336,269
GNMA I S.F. 30 yr
3.00% 9/15/42	453,170	474,306
3.00% 10/15/42	82,800	86,438
3.50% 5/15/50	795,258	840,185
4.00% 3/15/50	94,603	100,025
GNMA II S.F. 30 yr
3.00% 3/20/45	822,745	867,035
3.00% 1/20/46	167,333	176,408
3.00% 11/20/46	660,386	698,892
3.00% 2/20/47	213,628	223,876
3.00% 4/20/47	106,666	112,796
3.00% 9/20/47	907,085	955,849
3.00% 2/20/48	14,085	14,745
3.00% 1/20/50	1,463,911	1,534,767
3.50% 3/20/45	25,930	27,689
3.50% 9/20/46	176,849	189,138
3.50% 9/20/47	8,695,157	9,282,798
3.50% 10/20/47	1,286,904	1,393,905
3.50% 10/20/49	1,152,631	1,188,079
3.50% 2/20/50	494,765	525,136
4.00% 6/20/47	1,435,845	1,544,184
4.00% 9/20/47	3,190,248	3,423,606
4.00% 11/20/47	1,666,799	1,784,604
4.00% 12/20/47	698,504	748,997
4.00% 2/20/48	2,331,518	2,501,693
4.00% 3/20/48	854,889	913,710
4.00% 4/20/48	589,671	628,961
4.00% 10/20/49	393,808	424,184
4.00% 11/20/49	2,328,930	2,520,480
4.00% 1/20/50	296,652	323,329
4.00% 2/20/50	292,323	317,183
4.00% 3/20/50	198,362	217,179
4.00% 4/20/50	1,390,170	1,509,952
4.00% 10/21/50	2,200,000	2,337,500
4.50% 5/20/48	2,530,567	2,737,436
4.50% 6/20/48	44,719	48,292
4.50% 7/20/48	38,551	41,801
4.50% 8/20/48	7,750,318	8,350,409
4.50% 10/20/48	1,699,179	1,834,349
4.50% 12/20/48	2,848,445	3,064,427
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 1/20/49	558,169	$ 599,742
4.50% 2/20/50	1,469,309	1,572,196
4.50% 3/20/50	850,466	909,980
5.00% 1/20/49	895,621	973,787
GNMA II S.F. 30 yr TBA
2.00% 10/21/50	12,100,000	12,568,875
2.50% 10/21/50	8,000,000	8,399,375
3.00% 10/21/50	13,500,000	14,134,922
Total Agency Mortgage-Backed Securities (Cost $502,266,554)		514,404,403
CORPORATE BONDS–38.49%
Aerospace & Defense–1.59%
Boeing
2.70% 2/1/27	220,000	214,448
2.80% 3/1/27	320,000	312,119
3.10% 5/1/26	250,000	249,321
3.20% 3/1/29	1,090,000	1,072,834
3.25% 2/1/35	2,100,000	1,972,108
3.75% 2/1/50	420,000	384,280
4.88% 5/1/25	2,820,000	3,076,226
5.15% 5/1/30	1,370,000	1,534,736
5.71% 5/1/40	1,130,000	1,319,015
5.81% 5/1/50	2,610,000	3,148,204
5.93% 5/1/60	860,000	1,062,031
General Dynamics
4.25% 4/1/40	60,000	75,355
4.25% 4/1/50	2,750,000	3,583,285
L3Harris Technologies
4.85% 4/27/35	580,000	763,270
5.05% 4/27/45	80,000	108,398
Lockheed Martin
3.55% 1/15/26	936,000	1,064,999
4.50% 5/15/36	240,000	304,659
Northrop Grumman
2.93% 1/15/25	1,600,000	1,740,565
3.25% 1/15/28	660,000	741,191
5.25% 5/1/50	3,950,000	5,653,473
Raytheon Technologies
2.25% 7/1/30	750,000	787,689
3.13% 7/1/50	2,000,000	2,134,361
3.95% 8/16/25	980,000	1,114,082
4.13% 11/16/28	480,000	568,040
		32,984,689
Agriculture–1.02%
Altria Group
2.35% 5/6/25	230,000	242,465
3.49% 2/14/22	440,000	457,231
3.80% 2/14/24	480,000	524,576
4.40% 2/14/26	2,640,000	3,039,414
4.80% 2/14/29	1,790,000	2,122,806
5.80% 2/14/39	1,060,000	1,352,420
5.95% 2/14/49	870,000	1,166,342

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Altria Group (continued)
6.20% 2/14/59	1,710,000	$ 2,332,922
BAT Capital
3.56% 8/15/27	2,980,000	3,219,783
4.54% 8/15/47	1,230,000	1,314,541
Cargill 1.38% 7/23/23	850,000	869,393
Philip Morris International
1.13% 5/1/23	510,000	517,794
2.10% 5/1/30	560,000	575,624
2.50% 8/22/22	200,000	207,847
4.50% 3/20/42	2,340,000	2,868,304
Reynolds American 5.85% 8/15/45	200,000	242,415
		21,053,877
Airlines–0.15%
Delta Air Lines
4.50% 10/20/25	1,530,000	1,570,162
4.75% 10/20/28	1,460,000	1,514,750
		3,084,912
Apparel–0.23%
NIKE
2.40% 3/27/25	500,000	537,565
2.75% 3/27/27	420,000	466,879
2.85% 3/27/30	850,000	954,435
3.25% 3/27/40	560,000	636,182
3.38% 3/27/50	1,840,000	2,126,545
		4,721,606
Auto Manufacturers–0.42%
BMW US Capital 2.80% 4/11/26	644,000	694,880
Ford Motor Credit
3.10% 5/4/23	1,366,000	1,333,899
3.34% 3/18/21	1,939,000	1,940,066
5.88% 8/2/21	200,000	203,750
General Motors 6.75% 4/1/46	191,000	235,190
General Motors Financial
2.45% 11/6/20	390,000	390,625
3.45% 4/10/22	1,140,000	1,172,001
3.70% 5/9/23	2,090,000	2,183,903
4.38% 9/25/21	643,000	663,353
		8,817,667
Banks–12.06%
Banco Santander
•1.39% (LIBOR03M + 1.12%) 4/12/23	600,000	602,679
2.75% 5/28/25	2,600,000	2,732,158
3.85% 4/12/23	1,000,000	1,067,792
Bank of America
μ1.32% 6/19/26	190,000	191,145
μ2.59% 4/29/31	1,010,000	1,066,546
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
3.30% 1/11/23	840,000	$ 891,820
μ3.55% 3/5/24	1,600,000	1,704,235
μ3.59% 7/21/28	3,730,000	4,180,299
μ3.97% 3/5/29	2,000,000	2,293,391
μ3.97% 2/7/30	1,170,000	1,359,737
μ4.08% 3/20/51	3,560,000	4,398,776
4.25% 10/22/26	3,410,000	3,946,330
μ4.33% 3/15/50	950,000	1,212,356
4.45% 3/3/26	5,111,000	5,868,243
5.00% 1/21/44	2,180,000	3,012,864
Bank of Montreal
1.85% 5/1/25	1,670,000	1,741,481
μ3.80% 12/15/32	300,000	334,201
Bank of New York Mellon 1.60% 4/24/25	500,000	519,074
Bank of Nova Scotia 1.30% 6/11/25	860,000	876,490
μBarclays 4.97% 5/16/29	1,900,000	2,220,335
Barclays Bank 1.70% 5/12/22	680,000	691,126
BBVA USA 3.88% 4/10/25	892,000	956,888
BNG Bank 1.63% 4/19/21	1,294,000	1,303,573
BNP Paribas
μ2.22% 6/9/26	1,080,000	1,113,769
3.38% 1/9/25	500,000	542,234
μ4.38% 3/1/33	420,000	467,020
4.40% 8/14/28	1,790,000	2,098,135
4.63% 3/13/27	390,000	442,970
μ4.71% 1/10/25	3,170,000	3,509,027
μ5.20% 1/10/30	1,260,000	1,552,965
BPCE 5.15% 7/21/24	780,000	873,383
Canadian Imperial Bank of Commerce 0.95% 6/23/23	840,000	847,691
Citigroup
μ1.68% 5/15/24	960,000	983,375
μ2.57% 6/3/31	1,180,000	1,240,283
μ3.11% 4/8/26	670,000	720,362
3.30% 4/27/25	4,070,000	4,480,816
4.45% 9/29/27	11,160,000	12,926,875
4.65% 7/23/48	2,030,000	2,663,153
4.75% 5/18/46	620,000	780,590
8.13% 7/15/39	60,000	104,598
Cooperatieve Rabobank
2.50% 1/19/21	648,000	652,372
4.38% 8/4/25	3,000,000	3,399,457
5.25% 8/4/45	780,000	1,061,152
μCooperatieve Rabobank UA 1.34% 6/24/26	960,000	971,642
μCredit Agricole
1.91% 6/16/26	710,000	725,964
4.00% 1/10/33	880,000	965,017
Credit Suisse
1.00% 5/5/23	5,100,000	5,152,938
2.95% 4/9/25	980,000	1,069,709

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse Group
3.13% 12/10/20	1,139,000	$ 1,144,923
μ4.19% 4/1/31	930,000	1,072,973
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	1,141,000	1,329,409
Danske Bank
1.23% 6/22/24	200,000	201,722
μ3.00% 9/20/22	760,000	774,760
μ3.24% 12/20/25	350,000	372,434
3.88% 9/12/23	410,000	441,398
5.00% 1/12/22	1,920,000	2,016,955
5.38% 1/12/24	1,970,000	2,215,545
Goldman Sachs Group
3.20% 2/23/23	970,000	1,026,806
3.50% 4/1/25	620,000	684,076
3.50% 11/16/26	3,000,000	3,314,963
3.63% 2/20/24	720,000	781,817
μ3.69% 6/5/28	3,000,000	3,363,418
μ3.81% 4/23/29	1,000,000	1,138,198
μ4.22% 5/1/29	3,140,000	3,657,085
4.25% 10/21/25	1,340,000	1,522,361
4.75% 10/21/45	2,090,000	2,743,814
5.15% 5/22/45	800,000	1,039,432
5.25% 7/27/21	1,380,000	1,433,796
6.25% 2/1/41	1,660,000	2,477,970
6.75% 10/1/37	750,000	1,085,217
HSBC Holdings
μ2.10% 6/4/26	200,000	202,350
μ3.97% 5/22/30	3,430,000	3,837,587
μ4.04% 3/13/28	1,610,000	1,778,508
4.30% 3/8/26	710,000	800,963
μ4.58% 6/19/29	4,330,000	4,976,928
4.95% 3/31/30	200,000	240,708
μ6.88% 6/1/21	566,000	577,320
Intesa Sanpaolo
3.13% 7/14/22	4,799,000	4,935,370
3.38% 1/12/23	630,000	654,166
JPMorgan Chase & Co.
μ1.51% 6/1/24	2,440,000	2,492,781
μ2.08% 4/22/26	1,550,000	1,618,877
μ2.52% 4/22/31	1,260,000	1,341,135
μ3.11% 4/22/51	990,000	1,047,685
3.63% 12/1/27	510,000	570,593
μ4.02% (LIBOR03M + 1.00%) 12/5/24	2,200,000	2,419,374
μ4.20% 7/23/29	1,170,000	1,384,058
4.25% 10/1/27	6,738,000	7,842,024
μ4.45% 12/5/29	1,930,000	2,319,780
Kreditanstalt fuer Wiederaufbau 1.50% 6/15/21	1,006,000	1,015,114
Lloyds Banking Group
μ2.91% 11/7/23	2,120,000	2,203,393
3.10% 7/6/21	233,000	237,914
3.90% 3/12/24	200,000	217,678
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group (continued)
4.65% 3/24/26	1,410,000	$ 1,569,322
μMorgan Stanley
2.19% 4/28/26	2,210,000	2,313,375
2.70% 1/22/31	2,280,000	2,434,128
3.62% 4/1/31	2,930,000	3,345,468
3.77% 1/24/29	1,620,000	1,844,761
4.43% 1/23/30	70,000	83,729
5.60% 3/24/51	290,000	436,368
National Securities Clearing
1.20% 4/23/23	760,000	773,370
1.50% 4/23/25	630,000	649,442
μNatwest Group
4.27% 3/22/25	1,090,000	1,184,712
4.52% 6/25/24	2,580,000	2,780,601
4.89% 5/18/29	620,000	720,776
Nordea Bank 1.00% 6/9/23	1,540,000	1,560,513
Royal Bank of Canada
1.15% 6/10/25	820,000	830,408
1.60% 4/17/23	1,430,000	1,467,425
2.15% 10/26/20	820,000	821,099
3.20% 4/30/21	930,000	945,795
Santander UK 5.00% 11/7/23	575,000	627,066
Santander UK Group Holdings
2.88% 10/16/20	635,000	635,610
3.13% 1/8/21	1,210,000	1,218,590
State Street 3.10% 5/15/23	730,000	778,123
Svenska Handelsbanken 3.35% 5/24/21	1,010,000	1,030,329
Swedbank 1.30% 6/2/23	1,050,000	1,068,260
Toronto-Dominion Bank
0.75% 6/12/23	1,590,000	1,599,106
1.15% 6/12/25	820,000	833,134
3.25% 6/11/21	1,130,000	1,153,316
UBS
1.75% 4/21/22	1,400,000	1,425,332
4.50% 6/26/48	200,000	277,181
μUBS Group 3.13% 8/13/30	680,000	754,705
μUBS Group AG 2.86% 8/15/23	280,000	290,714
UBS Group Funding Switzerland
3.49% 5/23/23	1,820,000	1,898,019
4.13% 4/15/26	1,176,000	1,356,042
4.25% 3/23/28	4,280,000	4,963,310
US Bancorp
1.45% 5/12/25	1,920,000	1,980,283
2.35% 1/29/21	713,000	716,634
US Bank 3.15% 4/26/21	920,000	932,911
•Wachovia Capital Trust III 5.57% (LIBOR03M + 0.93%) 11/2/20	1,850,000	1,849,001
Wells Fargo & Co.
μ1.65% 6/2/24	1,940,000	1,975,659
μ2.19% 4/30/26	1,580,000	1,640,931
μ2.39% 6/2/28	980,000	1,022,023

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
μ2.88% 10/30/30	1,070,000	$ 1,141,274
3.00% 10/23/26	1,390,000	1,517,294
3.75% 1/24/24	430,000	467,136
4.13% 8/15/23	460,000	501,090
4.15% 1/24/29	1,700,000	1,997,517
4.30% 7/22/27	874,000	999,378
4.40% 6/14/46	2,750,000	3,269,560
μ4.48% 4/4/31	630,000	763,583
4.60% 4/1/21	410,000	418,704
4.65% 11/4/44	30,000	36,398
4.75% 12/7/46	2,640,000	3,293,054
4.90% 11/17/45	1,630,000	2,063,953
μ5.01% 4/4/51	7,810,000	10,608,992
		249,935,918
Beverages–0.65%
Anheuser-Busch Companies/ Anheuser-Busch InBev Worldwide 4.90% 2/1/46	4,080,000	5,057,519
Anheuser-Busch InBev Worldwide
3.50% 6/1/30	470,000	534,377
4.35% 6/1/40	1,100,000	1,283,487
4.50% 6/1/50	2,060,000	2,469,344
Coca-Cola
1.45% 6/1/27	640,000	659,767
2.50% 3/15/51	450,000	446,705
2.60% 6/1/50	810,000	827,454
2.95% 3/25/25	300,000	329,155
PepsiCo
1.63% 5/1/30	820,000	841,710
2.25% 3/19/25	100,000	107,062
2.63% 3/19/27	70,000	76,866
2.88% 10/15/49	310,000	332,416
3.63% 3/19/50	140,000	169,757
3.88% 3/19/60	250,000	314,762
		13,450,381
Biotechnology–0.07%
Gilead Sciences
3.65% 3/1/26	590,000	666,180
4.75% 3/1/46	690,000	892,137
		1,558,317
Building Materials–0.16%
Carrier Global
1.92% 2/15/23	270,000	277,787
2.24% 2/15/25	660,000	687,946
2.49% 2/15/27	130,000	135,861
2.72% 2/15/30	1,220,000	1,273,943
3.38% 4/5/40	430,000	448,790
3.58% 4/5/50	470,000	495,894
		3,320,221
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.20%
Equate Petrochemical 4.25% 11/3/26	1,900,000	$ 1,992,625
MEGlobal Canada 5.88% 5/18/30	340,000	396,526
OCP 4.50% 10/22/25	1,257,000	1,325,793
Syngenta Finance 3.93% 4/23/21	460,000	465,932
		4,180,876
Commercial Services–0.34%
Cintas No. 2 3.70% 4/1/27	690,000	795,076
DP World 5.63% 9/25/48	3,660,000	4,172,400
PayPal Holdings
1.35% 6/1/23	730,000	745,599
1.65% 6/1/25	760,000	786,981
2.30% 6/1/30	500,000	527,546
		7,027,602
Computers–0.25%
Apple
1.13% 5/11/25	1,590,000	1,626,790
2.45% 8/4/26	950,000	1,034,986
Dell International 4.42% 6/15/21	709,000	725,748
International Business Machines 3.00% 5/15/24	1,620,000	1,754,982
		5,142,506
Cosmetics & Personal Care–0.15%
Procter & Gamble
2.45% 3/25/25	400,000	433,116
2.80% 3/25/27	160,000	179,479
3.00% 3/25/30	490,000	568,072
3.55% 3/25/40	630,000	765,795
3.60% 3/25/50	880,000	1,114,957
		3,061,419
Diversified Financial Services–0.66%
AerCap Ireland Capital 4.50% 5/15/21	1,590,000	1,620,275
Air Lease 3.38% 7/1/25	550,000	561,512
American Express 2.50% 7/30/24	4,110,000	4,357,480
Mastercard 3.85% 3/26/50	2,780,000	3,497,378
USAA Capital 1.50% 5/1/23	150,000	153,814
Visa 4.30% 12/14/45	2,560,000	3,393,089
		13,583,548
Electric–1.20%
Cleveland Electric Illuminating 3.50% 4/1/28	300,000	324,023
Comision Federal de Electricidad
4.75% 2/23/27	1,720,000	1,846,850
4.88% 1/15/24	380,000	408,504

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Consolidated Edison Co. of New York
3.35% 4/1/30	330,000	$ 380,057
3.95% 4/1/50	260,000	314,553
Duke Energy
2.40% 8/15/22	1,470,000	1,519,369
3.15% 8/15/27	320,000	353,049
FirstEnergy
1.60% 1/15/26	330,000	327,872
2.85% 7/15/22	2,190,000	2,244,638
3.90% 7/15/27	2,120,000	2,329,742
7.38% 11/15/31	3,790,000	5,310,227
MidAmerican Energy 3.65% 4/15/29	1,080,000	1,285,994
Pacific Gas and Electric
1.75% 6/16/22	1,230,000	1,231,189
2.10% 8/1/27	190,000	184,640
2.50% 2/1/31	470,000	447,504
3.30% 8/1/40	100,000	91,334
3.50% 8/1/50	230,000	207,196
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 4.13% 5/15/27	1,300,000	1,400,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45% 5/21/28	690,000	807,300
6.15% 5/21/48	3,010,000	3,873,178
		24,887,969
Environmental Control–0.11%
Republic Services 2.50% 8/15/24	590,000	627,895
Waste Management
2.40% 5/15/23	960,000	1,002,937
4.15% 7/15/49	500,000	636,899
		2,267,731
Food–0.40%
Danone
2.08% 11/2/21	854,000	867,221
2.59% 11/2/23	1,160,000	1,223,279
2.95% 11/2/26	360,000	399,124
Kraft Heinz Foods 3.00% 6/1/26	1,602,000	1,649,517
Mars
2.38% 7/16/40	500,000	499,016
2.70% 4/1/25	340,000	367,780
3.20% 4/1/30	1,040,000	1,189,014
Mondelez International
1.50% 5/4/25	1,140,000	1,170,131
2.13% 4/13/23	290,000	300,983
Mondelez International Holdings Netherlands 2.13% 9/19/22	550,000	567,543
		8,233,608
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.21%
Suzano Austria GmbH 6.00% 1/15/29	3,800,000	$ 4,332,000
		4,332,000
Health Care Products–0.16%
Abbott Laboratories
3.75% 11/30/26	484,000	561,482
4.75% 11/30/36	650,000	868,731
4.90% 11/30/46	920,000	1,294,306
Medtronic
3.50% 3/15/25	448,000	504,628
4.63% 3/15/45	134,000	184,085
		3,413,232
Health Care Services–0.46%
Aetna 3.88% 8/15/47	470,000	523,900
Anthem
2.95% 12/1/22	600,000	630,133
3.13% 5/15/22	320,000	333,710
3.35% 12/1/24	430,000	471,781
3.65% 12/1/27	430,000	489,603
Humana
3.95% 3/15/27	1,220,000	1,395,851
4.50% 4/1/25	150,000	172,252
4.80% 3/15/47	50,000	65,026
4.95% 10/1/44	220,000	290,701
UnitedHealth Group
1.25% 1/15/26	300,000	307,091
2.00% 5/15/30	280,000	292,561
2.38% 10/15/22	120,000	124,773
3.13% 5/15/60	100,000	107,007
3.50% 6/15/23	290,000	313,353
3.70% 8/15/49	910,000	1,086,167
3.75% 7/15/25	550,000	627,623
3.88% 10/15/20	610,000	610,792
3.88% 12/15/28	300,000	356,043
3.88% 8/15/59	650,000	786,079
4.25% 6/15/48	210,000	267,151
4.45% 12/15/48	160,000	213,062
		9,464,659
Household Products Ware–0.01%
Kimberly-Clark 3.10% 3/26/30	250,000	285,945
		285,945
Housewares–0.04%
Newell Brands
4.35% 4/1/23	257,000	267,923
4.70% 4/1/26	460,000	490,254
		758,177
Insurance–0.51%
American International Group
2.50% 6/30/25	500,000	534,351

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American International Group (continued)
3.75% 7/10/25	450,000	$ 504,118
Berkshire Hathaway Finance 4.25% 1/15/49	1,190,000	1,548,582
Chubb INA Holdings 3.35% 5/3/26	590,000	668,433
Guardian Life Global Funding 1.10% 6/23/25	320,000	323,187
MassMutual Global Funding II 0.85% 6/9/23	2,500,000	2,523,148
MetLife 6.40% 12/15/66	1,600,000	1,988,536
Metropolitan Life Global Funding I 0.90% 6/8/23	1,630,000	1,647,434
New York Life Global Funding 0.95% 6/24/25	600,000	606,840
Principal Life Global Funding II 1.25% 6/23/25	300,000	305,135
		10,649,764
Internet–0.56%
Alphabet 2.05% 8/15/50	1,000,000	929,297
Amazon.com
2.50% 6/3/50	3,300,000	3,349,614
3.15% 8/22/27	750,000	854,735
3.88% 8/22/37	500,000	621,733
4.05% 8/22/47	610,000	788,427
4.25% 8/22/57	200,000	272,315
4.95% 12/5/44	630,000	893,913
Tencent Holdings 3.60% 1/19/28	3,470,000	3,818,386
		11,528,420
Investment Company Security–0.02%
Temasek Financial I 2.38% 1/23/23	368,000	383,746
		383,746
Iron & Steel–0.44%
ArcelorMittal
3.60% 7/16/24	2,210,000	2,314,744
4.55% 3/11/26	1,130,000	1,220,121
6.13% 6/1/25	170,000	195,973
Vale Overseas 6.25% 8/10/26	4,600,000	5,439,500
		9,170,338
Lodging–0.18%
Las Vegas Sands 3.20% 8/8/24	1,700,000	1,721,999
Sands China
4.60% 8/8/23	830,000	884,871
5.13% 8/8/25	1,120,000	1,221,887
		3,828,757
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.27%
Deere & Co.
3.10% 4/15/30	210,000	$ 240,237
3.75% 4/15/50	2,460,000	3,050,706
Otis Worldwide
2.06% 4/5/25	400,000	420,144
2.29% 4/5/27	430,000	457,126
2.57% 2/15/30	1,250,000	1,342,513
		5,510,726
Media–1.39%
Charter Communications Operating
4.20% 3/15/28	1,760,000	1,998,493
4.80% 3/1/50	310,000	354,313
4.91% 7/23/25	3,161,000	3,653,705
5.05% 3/30/29	950,000	1,138,008
5.38% 4/1/38	2,040,000	2,479,223
5.38% 5/1/47	740,000	876,969
6.48% 10/23/45	1,210,000	1,612,944
Comcast
3.10% 4/1/25	60,000	66,093
3.15% 3/1/26	1,106,000	1,229,123
3.25% 11/1/39	110,000	121,736
3.40% 7/15/46	90,000	99,348
3.45% 2/1/50	1,640,000	1,862,266
3.75% 4/1/40	120,000	139,983
3.95% 10/15/25	2,220,000	2,545,827
4.00% 3/1/48	140,000	169,234
4.15% 10/15/28	3,050,000	3,680,207
4.25% 10/15/30	2,030,000	2,491,816
4.70% 10/15/48	180,000	238,204
Fox 5.48% 1/25/39	2,470,000	3,298,840
Walt Disney 6.65% 11/15/37	460,000	690,035
		28,746,367
Mining–1.20%
Anglo American Capital
3.63% 9/11/24	1,100,000	1,182,564
4.00% 9/11/27	930,000	1,026,213
4.75% 4/10/27	430,000	493,831
Barrick Gold 5.25% 4/1/42	10,000	13,685
Barrick North America Finance 5.70% 5/30/41	1,760,000	2,481,315
BHP Billiton Finance USA
2.88% 2/24/22	192,000	198,372
5.00% 9/30/43	480,000	673,457
μ6.25% 10/19/75	1,150,000	1,148,378
Glencore Finance Canada 4.25% 10/25/22	820,000	870,629
Glencore Funding
3.88% 10/27/27	260,000	283,499
4.00% 3/27/27	590,000	643,978
4.13% 5/30/23	10,000	10,721
4.13% 3/12/24	970,000	1,050,926
4.63% 4/29/24	1,380,000	1,520,040

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Nacional del Cobre de Chile 3.63% 8/1/27	3,330,000	$ 3,646,417
Southern Copper 5.25% 11/8/42	7,620,000	9,593,125
		24,837,150
Miscellaneous Manufacturing–0.72%
3M
2.38% 8/26/29	2,510,000	2,716,475
3.05% 4/15/30	190,000	217,334
3.70% 4/15/50	1,450,000	1,735,047
Eaton 4.15% 11/2/42	440,000	542,096
General Electric
3.45% 5/1/27	190,000	200,835
3.63% 5/1/30	380,000	394,077
4.25% 5/1/40	400,000	406,926
4.35% 5/1/50	490,000	498,556
5.88% 1/14/38	650,000	757,588
6.75% 3/15/32	220,000	276,553
6.88% 1/10/39	5,560,000	7,112,673
		14,858,160
Oil & Gas–4.39%
Apache
4.75% 4/15/43	3,700,000	3,287,080
6.00% 1/15/37	2,223,000	2,122,809
BP Capital Markets America
2.94% 4/6/23	80,000	84,611
3.00% 2/24/50	2,630,000	2,501,239
3.12% 5/4/26	1,820,000	2,010,168
3.22% 11/28/23	1,520,000	1,633,525
3.25% 5/6/22	320,000	334,051
3.41% 2/11/26	200,000	223,228
3.63% 4/6/30	590,000	677,312
3.79% 2/6/24	180,000	197,365
Chevron
1.55% 5/11/25	990,000	1,025,657
2.00% 5/11/27	260,000	274,856
2.98% 5/11/40	940,000	1,012,898
3.08% 5/11/50	610,000	651,997
Cimarex Energy
3.90% 5/15/27	1,260,000	1,269,276
4.38% 6/1/24	340,000	364,875
4.38% 3/15/29	1,970,000	2,037,139
CNOOC Finance
3.50% 5/5/25	3,180,000	3,490,145
4.38% 5/2/28	1,830,000	2,142,148
Concho Resources
3.75% 10/1/27	520,000	560,574
4.30% 8/15/28	2,270,000	2,509,392
Continental Resources
3.80% 6/1/24	640,000	593,350
4.38% 1/15/28	1,360,000	1,175,774
4.50% 4/15/23	290,000	276,489
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Continental Resources (continued)
4.90% 6/1/44	310,000	$ 234,264
Devon Energy
4.75% 5/15/42	40,000	37,095
5.00% 6/15/45	2,425,000	2,297,708
5.60% 7/15/41	1,037,000	1,043,917
Diamondback Energy
2.88% 12/1/24	350,000	354,314
3.50% 12/1/29	120,000	115,698
5.38% 5/31/25	240,000	249,195
Ecopetrol 5.88% 5/28/45	6,810,000	7,422,900
EOG Resources
3.90% 4/1/35	1,280,000	1,432,873
4.15% 1/15/26	670,000	767,130
4.38% 4/15/30	230,000	270,835
4.95% 4/15/50	1,030,000	1,262,894
Exxon Mobil
1.57% 4/15/23	160,000	164,560
2.44% 8/16/29	1,230,000	1,319,956
2.99% 3/19/25	2,340,000	2,562,691
3.04% 3/1/26	490,000	540,644
3.48% 3/19/30	910,000	1,049,770
4.11% 3/1/46	760,000	900,570
4.33% 3/19/50	120,000	149,144
KazMunayGas National
5.38% 4/24/30	2,350,000	2,743,202
5.75% 4/19/47	2,700,000	3,198,744
Noble Energy
3.85% 1/15/28	1,620,000	1,838,712
4.95% 8/15/47	220,000	287,868
5.05% 11/15/44	1,200,000	1,554,224
Occidental Petroleum
2.70% 8/15/22	760,000	710,121
2.90% 8/15/24	1,430,000	1,213,255
3.00% 2/15/27	820,000	644,368
3.13% 2/15/22	370,000	349,709
3.50% 6/15/25	500,000	415,000
3.50% 8/15/29	500,000	383,400
4.10% 2/15/47	760,000	513,076
4.20% 3/15/48	210,000	144,375
4.40% 4/15/46	380,000	271,117
4.50% 7/15/44	2,850,000	2,039,531
4.63% 6/15/45	1,170,000	845,465
5.55% 3/15/26	220,000	199,300
6.60% 3/15/46	2,530,000	2,184,238
Pertamina Persero 6.00% 5/3/42	1,790,000	2,166,197
Petroleos del Peru 4.75% 6/19/32	2,790,000	3,013,228
Petroleos Mexicanos
5.50% 6/27/44	790,000	583,739
5.63% 1/23/46	2,710,000	1,983,720
6.38% 1/23/45	900,000	675,000
6.63% 6/15/35	1,746,000	1,449,957

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos (continued)
6.88% 8/4/26	365,000	$ 350,274
Shell International Finance
1.88% 5/10/21	150,000	151,448
2.38% 11/7/29	200,000	211,361
2.75% 4/6/30	420,000	458,955
2.88% 5/10/26	804,000	889,915
3.25% 4/6/50	1,990,000	2,086,706
4.00% 5/10/46	2,760,000	3,211,319
Sinopec Group Overseas Development 4.38% 4/10/24	1,410,000	1,556,253
		90,955,893
Oil & Gas Services–0.03%
Halliburton
3.80% 11/15/25	69,000	74,742
5.00% 11/15/45	290,000	296,864
Schlumberger Holdings 3.90% 5/17/28	295,000	317,576
		689,182
Pharmaceuticals–2.24%
AbbVie
2.30% 11/21/22	2,780,000	2,876,716
2.60% 11/21/24	3,010,000	3,192,075
2.95% 11/21/26	690,000	751,637
3.20% 11/21/29	3,490,000	3,837,381
3.60% 5/14/25	610,000	675,970
3.75% 11/14/23	190,000	207,314
3.80% 3/15/25	790,000	876,612
4.25% 11/21/49	910,000	1,074,848
4.55% 3/15/35	80,000	97,783
Becton Dickinson and Co
3.36% 6/6/24	470,000	508,446
3.73% 12/15/24	313,000	345,956
4.69% 12/15/44	516,000	636,762
Bristol-Myers Squibb
2.90% 7/26/24	1,680,000	1,820,416
3.20% 6/15/26	820,000	924,302
3.40% 7/26/29	1,450,000	1,684,716
3.88% 8/15/25	200,000	228,306
Cigna
3.40% 9/17/21	720,000	740,962
3.75% 7/15/23	1,660,000	1,798,772
4.13% 11/15/25	550,000	630,641
4.38% 10/15/28	2,380,000	2,826,614
4.90% 12/15/48	750,000	975,716
CVS Health
3.35% 3/9/21	372,000	376,854
3.63% 4/1/27	300,000	336,903
3.70% 3/9/23	376,000	402,754
3.75% 4/1/30	760,000	868,417
3.88% 7/20/25	1,380,000	1,555,831
4.10% 3/25/25	250,000	282,462
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health (continued)
4.13% 4/1/40	300,000	$ 341,104
4.25% 4/1/50	930,000	1,090,657
4.30% 3/25/28	7,500,000	8,773,650
5.05% 3/25/48	670,000	852,044
5.13% 7/20/45	1,110,000	1,397,293
Johnson & Johnson
0.55% 9/1/25	570,000	570,361
0.95% 9/1/27	1,140,000	1,140,735
3.70% 3/1/46	540,000	675,475
Pfizer 2.63% 4/1/30	910,000	1,010,561
		46,387,046
Pipelines–1.54%
Cameron LNG
2.90% 7/15/31	320,000	352,343
3.30% 1/15/35	3,530,000	3,979,026
Energy Transfer Operating
2.90% 5/15/25	560,000	562,913
3.75% 5/15/30	2,850,000	2,758,438
4.50% 4/15/24	10,000	10,591
4.95% 6/15/28	350,000	370,467
5.25% 4/15/29	540,000	580,664
6.25% 4/15/49	240,000	246,970
Enterprise Products Operating
2.80% 1/31/30	1,310,000	1,386,840
3.13% 7/31/29	200,000	217,830
3.70% 1/31/51	520,000	512,149
3.95% 2/15/27	1,283,000	1,469,258
3.95% 1/31/60	320,000	314,207
4.15% 10/16/28	1,100,000	1,284,994
4.20% 1/31/50	400,000	424,688
4.45% 2/15/43	200,000	215,508
4.80% 2/1/49	100,000	115,085
4.85% 3/15/44	160,000	181,692
7.55% 4/15/38	160,000	223,859
Kinder Morgan
4.30% 6/1/25	610,000	686,332
4.30% 3/1/28	1,200,000	1,364,264
5.20% 3/1/48	90,000	105,254
5.55% 6/1/45	460,000	546,796
Kinder Morgan Energy Partners
3.50% 3/1/21	350,000	352,500
4.25% 9/1/24	1,080,000	1,193,996
5.50% 3/1/44	80,000	93,670
MPLX
4.50% 4/15/38	980,000	1,001,752
4.70% 4/15/48	680,000	687,688
4.80% 2/15/29	180,000	206,636
5.50% 2/15/49	830,000	927,368
Sunoco Logistics Partners Operations 5.30% 4/1/44	70,000	64,884
Tennessee Gas Pipeline 2.90% 3/1/30	2,080,000	2,152,917

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Transcontinental Gas Pipe Line 7.85% 2/1/26	4,280,000	$ 5,542,733
Western Midstream Operating
•2.12% 1/13/23	250,000	232,500
4.10% 2/1/25	390,000	371,475
5.05% 2/1/30	150,000	146,237
Williams
4.85% 3/1/48	220,000	246,940
8.75% 3/15/32	500,000	712,231
		31,843,695
Retail–1.00%
Costco Wholesale
1.38% 6/20/27	1,220,000	1,248,943
1.60% 4/20/30	1,440,000	1,466,873
Home Depot
2.50% 4/15/27	420,000	456,278
2.70% 4/15/30	610,000	678,652
3.30% 4/15/40	690,000	779,739
3.35% 4/15/50	1,880,000	2,166,521
3.90% 6/15/47	120,000	147,828
Lowe's 4.50% 4/15/30	500,000	617,419
Lowe's Cos
5.00% 4/15/40	140,000	183,399
5.13% 4/15/50	1,860,000	2,545,065
McDonald's
1.45% 9/1/25	1,050,000	1,081,052
2.13% 3/1/30	520,000	540,712
3.30% 7/1/25	580,000	644,792
3.50% 3/1/27	200,000	226,368
3.60% 7/1/30	590,000	684,737
3.63% 9/1/49	110,000	122,870
3.70% 1/30/26	560,000	637,639
4.20% 4/1/50	660,000	801,448
4.88% 12/9/45	1,390,000	1,800,990
Target 2.25% 4/15/25	690,000	736,658
TJX Cos.
3.50% 4/15/25	570,000	635,678
3.75% 4/15/27	160,000	183,332
Walmart
3.05% 7/8/26	1,020,000	1,148,169
3.70% 6/26/28	940,000	1,110,909
		20,646,071
Savings & Loans–0.08%
μNationwide Building Society 4.36% 8/1/24	1,510,000	1,637,042
		1,637,042
Semiconductors–1.06%
Broadcom
2.25% 11/15/23	1,350,000	1,403,411
3.15% 11/15/25	1,590,000	1,714,928
4.70% 4/15/25	1,560,000	1,772,307
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Intel
4.60% 3/25/40	350,000	$ 464,907
4.75% 3/25/50	2,880,000	3,948,076
4.95% 3/25/60	530,000	771,254
Micron Technology 2.50% 4/24/23	810,000	841,093
NVIDIA
2.85% 4/1/30	450,000	507,181
3.50% 4/1/40	1,240,000	1,451,998
3.50% 4/1/50	3,170,000	3,703,872
3.70% 4/1/60	870,000	1,034,280
NXP 2.70% 5/1/25	250,000	264,617
Texas Instruments
1.75% 5/4/30	550,000	566,911
3.88% 3/15/39	300,000	370,331
4.15% 5/15/48	1,540,000	2,009,343
TSMC Global
0.75% 9/28/25	550,000	544,981
1.00% 9/28/27	720,000	707,163
		22,076,653
Software–0.53%
Adobe 2.30% 2/1/30	2,140,000	2,307,768
Microsoft
2.40% 8/8/26	1,400,000	1,525,018
2.53% 6/1/50	461,000	480,905
2.70% 2/12/25	310,000	337,094
3.30% 2/6/27	2,540,000	2,903,044
3.45% 8/8/36	40,000	48,370
3.70% 8/8/46	280,000	351,344
4.10% 2/6/37	779,000	1,010,691
salesforce.com 3.70% 4/11/28	1,750,000	2,062,790
		11,027,024
Telecommunications–1.56%
America Movil 3.13% 7/16/22	950,000	989,493
AT&T
2.25% 2/1/32	1,500,000	1,498,254
3.10% 2/1/43	3,000,000	2,926,675
3.55% 9/15/55	738,000	705,969
3.80% 2/15/27	1,340,000	1,510,580
4.13% 2/17/26	601,000	687,814
4.35% 6/15/45	228,000	255,425
Sprint Spectrum 3.36% 3/20/23	1,250,000	1,264,000
Telefonica Emisiones 5.21% 3/8/47	490,000	581,108
T-Mobile USA
2.05% 2/15/28	180,000	183,967
2.55% 2/15/31	550,000	569,844
3.50% 4/15/25	890,000	976,526
3.75% 4/15/27	170,000	190,322
3.88% 4/15/30	2,080,000	2,365,022

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications
3.15% 3/22/30	720,000	$ 813,081
3.38% 2/15/25	560,000	623,533
3.50% 11/1/24	530,000	585,047
3.85% 11/1/42	890,000	1,054,927
4.00% 3/22/50	1,070,000	1,314,222
4.13% 3/16/27	440,000	519,145
4.13% 8/15/46	630,000	775,606
4.40% 11/1/34	910,000	1,135,331
4.50% 8/10/33	4,990,000	6,301,248
4.52% 9/15/48	330,000	432,303
4.86% 8/21/46	940,000	1,285,865
5.25% 3/16/37	560,000	774,340
5.50% 3/16/47	120,000	180,549
Vodafone Group 4.38% 5/30/28	1,540,000	1,822,507
		32,322,703
Transportation–0.23%
Union Pacific
2.15% 2/5/27	730,000	775,616
2.40% 2/5/30	690,000	742,204
3.75% 7/15/25	380,000	432,618
3.75% 2/5/70	900,000	1,013,012
3.84% 3/20/60	920,000	1,066,909
3.95% 9/10/28	570,000	671,936
		4,702,295
Total Corporate Bonds (Cost $738,405,293)		797,367,892
NON-AGENCY ASSET-BACKED SECURITIES–5.37%
•ACIS CLO Series 2015-6A A1 1.84% (LIBOR03M + 1.59%) 5/1/27	507,572	507,060
•AGL CLO Series 2020-6A A1 2.20% (LIBOR03M + 1.95%) 7/20/31	1,450,000	1,453,017
•AGL Core CLO 8 Series 2020-8A A1 1.00% (LIBOR03M + 1.50%) 10/20/31	1,290,000	1,290,000
•AMMC CLO Series 2013-12A AR 1.44% (LIBOR03M + 1.20%) 11/10/30	1,500,000	1,482,352
•Apex Credit CLO Series 2017-1A A1 1.73% (LIBOR03M + 1.47%) 4/24/29	1,479,056	1,467,025
Applebee's Funding/ IHOP Funding Series 2019-1A A2I 4.19% 6/7/49	3,150,000	2,918,695
Avis Budget Rental Car Funding AESOP
Series 2019-2A A 3.35% 9/22/25	4,300,000	4,540,215
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP (continued)
Series 2020-1A A 2.33% 8/20/26	2,040,000	$ 2,100,657
•Bain Capital Credit Series 2020-1A A1 2.46% (LIBOR03M + 1.19%) 4/18/33	500,000	494,070
•BlueMountain CLO Series 2015-1A A1R 1.60% (LIBOR03M + 1.33%) 4/13/27	668,387	668,211
•BlueMountain CLO XXII Series 2018-22A A1 1.36% (LIBOR03M + 1.08%) 7/15/31	1,000,000	981,633
•Carlyle Global Market Strategies CLO
Series 2014-3RA A1A 1.29% (LIBOR03M + 1.05%) 7/27/31	1,071,179	1,057,792
Series 2015-4A A1R 1.61% (LIBOR03M + 1.34%) 7/20/32	1,750,000	1,723,652
•Carlyle US CLO Series 2017-2A A1B 1.49% (LIBOR03M + 1.22%) 7/20/31	500,000	493,617
•Catskill Park CLO Series 2017-1A A2 1.97% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,500,009
•CBAM
Series 2017-1A A1 1.52% (LIBOR03M + 1.25%) 7/20/30	4,000,000	3,981,756
Series 2017-2A B1 2.02% (LIBOR03M + 1.75%) 10/17/29	1,250,000	1,246,543
•Cedar Funding VI CLO Series 2016-6A AR 1.36% (LIBOR03M + 1.09%) 10/20/28	450,000	447,192
=•Cerberus Loan Funding XXVIII Series 2020-1A A 2.06% (LIBOR03M + 1.85%) 10/15/31	810,000	810,000
•Columbia Cent CLO Series 2020-29A A1N 1.92% (LIBOR03M + 1.70%) 7/20/31	1,030,000	1,028,336
•Cutwater Series 2014-1A A1AR 1.53% (LIBOR03M + 1.25%) 7/15/26	523,890	521,930
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 0.29% (LIBOR01M + 0.14%) 1/15/37	1,468,447	1,398,689

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Denali Capital CLO Series 2013-1A A1LR 1.29% (LIBOR03M + 1.05%) 10/26/27	2,658,289	$ 2,633,392
•Dryden 75 CLO Series 2019-75A AR 1.48% (LIBOR03M + 1.20%) 7/15/30	1,410,000	1,401,581
•Dryden XXV Senior Loan Fund Series 2012-25A ARR 1.18% (LIBOR03M + 0.90%) 10/15/27	1,347,754	1,339,386
•EFS Volunteer No. 2 Series 2012-1 A2 1.50% (LIBOR01M + 1.35%) 3/25/36	3,775,473	3,784,037
Fannie Mae Grantor Trust 2.90% 6/25/27	398,762	438,657
Ford Credit Floorplan Master Owner Trust A 4.06% 11/15/30	3,030,000	3,452,578
•Grippen Park CLO Series 2017-1A A 1.53% (LIBOR03M + 1.26%) 1/20/30	2,000,000	1,993,282
•Halcyon Loan Advisors Funding Series 2015-2A AR 1.32% (LIBOR03M + 1.08%) 7/25/27	792,447	787,477
•Halsey Point CLO I Series 2019-1A A1A1 1.62% (LIBOR03M + 1.35%) 1/20/33	1,370,000	1,357,341
•KKR CLO
Series 16 A2R 2.07% (LIBOR03M + 1.80%) 1/20/29	820,000	809,150
Series 18 A 1.54% (LIBOR03M + 1.27%) 7/18/30	3,000,000	2,978,682
Series 21 A 1.28% (LIBOR03M + 1.00%) 4/15/31	1,750,000	1,710,049
•LCM XVIII Series 19A AR 1.52% (LIBOR03M + 1.24%) 7/15/27	510,000	508,499
Magnetite XIV-R Series 2015-14RA A2 3.94% 10/18/31	3,170,000	3,150,787
•Midocean Credit Clo VII Series 2017-7A BR 1.88% (LIBOR03M + 1.60%) 7/15/29	1,750,000	1,697,923
•Myers Park CLO B1 1.87% (LIBOR03M + 1.60%) 10/20/30	1,020,000	1,008,894
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Navient Private Education Loan Trust Series 2014-AA A3 1.75% (LIBOR01M + 1.60%) 10/15/31	3,020,000	$ 3,057,718
Navient Private Education Refi Loan Trust Series 2020-A A2A 2.46% 11/15/68	2,060,000	2,151,509
•Ocean Trails CLO IX Series 2020-9A A1 2.15% (LIBOR03M + 1.87%) 10/15/29	3,260,000	3,252,316
•Octagon Investment Partners 45
Series 2018-1A A1A 1.33% 1/20/31	2,950,000	2,909,671
Series 2019-1A A 1.61% (LIBOR03M + 1.33%) 10/15/32	1,500,000	1,490,551
=•OHA Credit Funding 7 Series 2020-7A A 1.47% (LIBOR03M + 1.25%) 10/19/32	870,000	870,000
•OHA Loan Funding Series 2013-2A AR 1.30% (LIBOR03M + 1.04%) 5/23/31	2,040,000	2,014,382
•Owl Rock CLO Series 2020-3A A1L 2.07% (LIBOR03M + 1.80%) 4/20/32	2,010,000	1,964,415
•Parallel Series 2020-1A A1 1.98% (LIBOR03M + 1.83%) 7/20/31	1,500,000	1,500,174
•Recette Clo Series 2015-1A AR 1.19% (LIBOR03M + 0.92%) 10/20/27	612,022	609,101
SBA Small Business Investment Companies
Series 2018-10B 1 3.55% 9/10/28	1,038,016	1,113,183
Series 2019-10A 1 3.11% 3/10/29	1,237,993	1,322,299
•Seneca Park CLO Series 2014-1A AR 1.39% (LIBOR03M + 1.12%) 7/17/26	131,066	131,022
•Seven Sticks CLO Series 2016-1A A1R 1.33% 7/15/28	994,787	988,581
•SLC Student Loan Trust Series 2008-1 A4A 1.85% (LIBOR03M + 1.60%) 12/15/32	3,240,075	3,279,722
•SLM Private Credit Student Loan Trust
Series 2005-B A4 0.58% (LIBOR03M + 0.33%) 6/15/39	1,608,728	1,524,887
Series 2006-A A5 0.54% (LIBOR03M + 0.29%) 6/15/39	1,342,785	1,277,197

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 0.45% (LIBOR01M + 0.30%) 7/25/36	1,244,085	$ 1,239,336
•Symphony CLO XVIII Series 2016-18A B 2.06% (LIBOR03M + 1.80%) 1/23/28	1,200,000	1,189,778
•TCI-Symphony CLO Series 2016-1A BR 1.92% (LIBOR03M + 1.65%) 10/13/29	2,000,000	1,969,598
•Towd Point Mortgage Trust
Series 2015-6 A1B 2.75% 4/25/55	1,400,679	1,424,772
Series 2016-1 A1B 2.75% 2/25/55	106,311	107,917
Series 2016-2 A1 3.00% 8/25/55	137,416	141,201
•Tralee CLO III Series 2014-3A AR 1.30% (LIBOR03M + 1.03%) 10/20/27	1,594,379	1,586,211
•Tralee CLO V Series 2018-5A B 1.97% (LIBOR03M + 1.70%) 10/20/28	1,200,000	1,181,182
•Tralee Clo VI Series 2019-6A AS 1.54% (LIBOR03M + 1.30%) 10/25/32	1,980,000	1,968,985
United States Small Business Administration Series 2019-25G 1 2.69% 7/1/44	646,599	706,405
•Venture 32 CLO Series 2018-32A A2A 1.34% (LIBOR03M + 1.07%) 7/18/31	1,750,000	1,706,005
•Voya CLO
Series 2016-3A A1R 1.46% (LIBOR03M + 1.19%) 10/18/31	750,000	741,179
Series 2018-3A A1A 1.43% (LIBOR03M + 1.15%) 10/15/31	3,080,000	3,054,307
•Whitebox Clo II Series 2020-2A A1 1.99% (LIBOR03M + 1.75%) 10/24/31	1,990,000	1,991,075
•Zais CLO Series 2019-13A A1A 1.77% (LIBOR03M + 1.49%) 7/15/32	1,650,000	1,610,849
Total Non-Agency Asset-Backed Securities (Cost $110,666,420)		111,239,694
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.80%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 0.69% (LIBOR01M + 0.54%) 11/25/35	1,455,579	$ 1,387,286
CSMC Trust
φ• 3.06% 10/25/59	4,173,985	4,192,312
•Series 2018-J1 A2 3.50% 2/25/48	12,440,480	12,709,370
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	742,217	750,514
φ•GCAT Trust Series 2020-NQM1 A3 2.55% 1/25/60	5,010,338	5,060,476
GNMA REMIC Series 2019-123 A 3.00% 10/20/49	646,145	670,048
•Impac CMB Trust Series 2007-A A 0.65% (LIBOR01M + 0.50%) 5/25/37	2,647,223	2,452,120
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.13% 10/26/48	4,332,453	4,410,236
Series 2018-4 A1 3.50% 10/25/48	1,853,934	1,905,876
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 0.52% (LIBOR01M + 0.37%) 8/25/36	987,225	969,439
Natixis Commercial Mortgage Securities Trust
A 3.05% 8/15/36	7,150,000	7,361,245
*• XA 1.50% 8/15/36	32,225,000	1,394,427
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	1,485,713	1,583,025
Series 2015-1A A3 3.75% 5/28/52	784,062	837,245
Series 2015-2A A1 3.75% 8/25/55	261,396	281,085
Series 2015-2A A2 3.75% 8/25/55	3,244,036	3,488,375
Series 2016-3A A1B 3.25% 9/25/56	1,750,405	1,849,468
Series 2016-3A B1 4.00% 9/25/56	4,501,294	4,827,597
Series 2016-4A B2 4.75% 11/25/56	2,164,405	2,385,537
Series 2017-1A A1 4.00% 2/25/57	4,555,613	4,895,250
Series 2017-4A A1 4.00% 5/25/57	4,675,690	5,029,338
Series 2017-6A A1 4.00% 8/27/57	8,917,043	9,586,475

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States Small Business Administration Series 2019-20D 1 2.98% 4/1/39	686,583	$ 730,131
Total Non-Agency Collateralized Mortgage Obligations (Cost $76,926,831)		78,756,875
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.58%
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	2,761,343
•CHT-COSMO Mortgage Trust Series 2017-CSMO A 1.08% (LIBOR01M + 0.93%) 11/15/36	730,000	705,371
Citigroup Commercial Mortgage Trust
*•Series 2013-GC11 XA 1.52% 4/10/46	10,980,712	305,405
Series 2014-GC25 A4 3.64% 10/10/47	889,000	970,482
Series 2016-P3 A4 3.33% 4/15/49	758,000	833,897
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	775,000	797,960
Series 2014-CR16 A4 4.05% 4/10/47	774,000	849,076
Series 2014-CR20 A4 3.59% 11/10/47	402,000	438,381
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,712,546
Series 2015-CR23 A4 3.50% 5/10/48	418,000	459,443
•Credit Suisse Commercial Mortgage Securities Series 2019-SKLZ A 1.40% (LIBOR01M + 1.25%) 1/15/34	4,280,000	4,120,764
CSMC Series 2014-USA B 4.18% 9/15/37	7,380,000	7,060,236
CSMC Trust Series 2017-LSTK A 2.76% 4/5/33	1,350,000	1,351,630
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	1,021,132
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.79% 11/10/46	948,000	949,690
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	304,986
•Series 2013-PEMB A 3.67% 3/5/33	5,000,000	4,833,995
Series 2015-GC32 A4 3.76% 7/10/48	512,000	570,422
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-MKST D 1.65% (LIBOR01M + 1.50%) 12/15/36	5,130,000	$ 4,851,099
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	2,022,484
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,870,994
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	657,843
Series 2015-JP1 A5 3.91% 1/15/49	1,298,000	1,469,434
•KNDL Mortgage Trust Series 2019-KNSQ A 0.95% (LIBOR01M + 0.80%) 5/15/36	4,450,000	4,441,658
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.26% 2/15/46	3,000,000	2,721,028
Series 2014-C17 A5 3.74% 8/15/47	717,000	780,512
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,788,303
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,413,221
Series 2016-C29 A4 3.33% 5/15/49	710,000	785,476
•Morgan Stanley Capital I Trust Series 2019-BPR A 1.55% (LIBOR01M + 1.40%) 5/15/36	3,460,000	3,254,796
•Rosslyn Portfolio Trust Series 2017-ROSS A 1.94% (LIBOR01M + 0.95%) 6/15/33	1,271,214	1,238,111
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,193,491
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.14% 10/15/45	474,000	490,655
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	8,231,236
*•Series 2016-BNK1 XA 1.89% 8/15/49	17,267,886	1,352,922
*•Series 2016-C36 XA 1.43% 11/15/59	40,718,984	2,279,139

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	$ 3,168,749
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $75,738,034)		74,057,910
REGIONAL BONDS–0.17%
Canada—0.17%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,574,327
Province of Manitoba Canada 2.13% 6/22/26	872,000	939,279
Province of Quebec Canada 2.50% 4/20/26	959,000	1,047,542
		3,561,148
Total Regional Bonds (Cost $3,323,750)		3,561,148
ΔSOVEREIGN BONDS–5.06%
Colombia—0.39%
Colombia Government International Bond
3.13% 4/15/31	1,190,000	1,219,750
3.88% 4/25/27	1,740,000	1,876,608
5.20% 5/15/49	890,000	1,067,893
5.63% 2/26/44	3,190,000	3,952,410
		8,116,661
India—0.07%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,369,130
		1,369,130
Indonesia—0.59%
Indonesia Government International Bond
3.70% 10/30/49	2,060,000	2,204,934
3.85% 7/18/27	2,110,000	2,372,319
4.63% 4/15/43	950,000	1,111,271
4.88% 5/5/21	290,000	296,992
5.13% 1/15/45	4,980,000	6,255,743
		12,241,259
Israel—0.05%
State of Israel
2.75% 7/3/30	390,000	430,384
3.88% 7/3/50	490,000	588,000
		1,018,384
Japan—0.07%
Japan Finance Organization for Municipalities 2.13% 4/13/21	1,468,000	1,480,872
		1,480,872
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Kazakhstan—0.20%
Kazakhstan Government International Bond 4.88% 10/14/44	3,240,000	$ 4,227,390
		4,227,390
Kuwait—0.15%
Kuwait International Government Bond 3.50% 3/20/27	2,660,000	2,992,500
		2,992,500
Mexico—0.56%
Mexico Government International Bond
4.00% 10/2/23	6,880,000	7,471,749
4.75% 3/8/44	3,790,000	4,134,890
		11,606,639
Panama—0.57%
Panama Government International Bond
4.30% 4/29/53	1,540,000	1,892,275
4.50% 5/15/47	4,250,000	5,307,187
4.50% 4/1/56	1,050,000	1,312,500
6.70% 1/26/36	2,230,000	3,236,288
		11,748,250
Peru—0.43%
Peruvian Government International Bond
5.63% 11/18/50	2,450,000	3,901,625
6.55% 3/14/37	3,340,000	5,047,575
		8,949,200
Poland—0.22%
Republic of Poland Government International Bond 4.00% 1/22/24	4,060,000	4,521,135
		4,521,135
Qatar—0.58%
Qatar Government International Bond
3.25% 6/2/26	270,000	297,000
3.88% 4/23/23	3,210,000	3,444,330
4.00% 3/14/29	1,600,000	1,869,952
4.82% 3/14/49	4,740,000	6,382,173
		11,993,455
Russia—0.52%
Russian Foreign Bond - Eurobond
5.63% 4/4/42	5,200,000	6,946,847
5.63% 4/4/42	1,000,000	1,335,932
5.88% 9/16/43	1,800,000	2,492,791
		10,775,570

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Saudi Arabia—0.03%
Saudi Government International Bond 2.88% 3/4/23	640,000	$ 668,147
		668,147
United Arab Emirates—0.36%
Abu Dhabi Government International Bond
2.50% 10/11/22	5,320,000	5,503,540
3.88% 4/16/50	1,650,000	2,013,000
		7,516,540
Uruguay—0.27%
Uruguay Government International Bond
4.38% 1/23/31	80,000	95,100
5.10% 6/18/50	4,130,000	5,539,362
		5,634,462
Total Sovereign Bonds (Cost $92,140,094)		104,859,594
SUPRANATIONAL BANK–0.02%
FMS Wertmanagement 1.38% 6/8/21	476,000	479,784
Total Supranational Bank (Cost $476,370)		479,784
U.S. TREASURY OBLIGATIONS–13.43%
U.S. Treasury Bonds
1.25% 5/15/50	68,790,000	65,189,274
1.38% 8/15/50	15,510,000	15,175,566
2.00% 2/15/50	15,290,000	17,294,423
2.25% 8/15/49	1,850,000	2,199,982
U.S. Treasury Inflation Index
0.75% 2/15/42	5,308,156	6,661,874
0.75% 2/15/45	2,035,222	2,583,910
2.13% 2/15/40	3,487,839	5,333,850
2.13% 2/15/41	1,679,803	2,604,089
U.S. Treasury Inflation Indexed Bonds
×1.00% 2/15/46	11,425,298	15,368,960
1.00% 2/15/48	5,326,187	7,322,675
1.00% 2/15/49	20,590,000	28,632,701
×1.38% 2/15/44	3,901,541	5,534,142
U.S. Treasury Notes
0.25% 5/31/25	72,100,000	72,088,734
0.25% 6/30/25	850,000	849,469
0.38% 4/30/25	460,000	462,641
0.50% 4/30/27	2,700,000	2,711,918
0.50% 8/31/27	15,150,000	15,185,508
0.63% 5/15/30	1,360,000	1,355,113
0.63% 8/15/30	10,900,000	10,836,984
1.50% 11/30/24	770,000	810,606
Total U.S. Treasury Obligations (Cost $263,827,546)		278,202,419

	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED–0.02%
Centrally Cleared–0.02%
Put Options–0.01%
U.S. Treasury Long Bonds, expiration date 10/23/20, notional amount $8,178,000	47	$ 27,172
U.S. Treasury Long Bonds, expiration date 10/23/20, notional amount $16,450,000	94	80,781
U.S. Treasury Long Bonds, expiration date 10/23/20, notional amount $8,800,000	50	62,500
		170,453
Call Options Purchased–0.01%
U.S. Treasury Long Bonds, expiration date 10/23/20, notional amount $16,638,000	94	96,937
U.S. Treasury Long Bonds, expiration date 10/23/20, notional amount $16,376,000	92	60,375
U.S. Treasury Long Bonds, expiration date 10/23/20, notional amount $8,520,000	48	39,750
		197,062
Total Options Purchased (Cost $483,345)		367,515

	Number of Shares
MONEY MARKET FUND–2.62%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	54,307,292	54,307,292
Total Money Market Fund (Cost $54,307,292)		54,307,292

	Principal Amount°
SHORT-TERM INVESTMENTS—6.19%
Agency Obligations–0.59%
•Federal Home Loan Banks 0.20% (SOFR + 0.12%) 10/7/20	4,580,000	4,580,078
≠Federal Home Loan Bank Discount Notes
0.09% 10/21/20	4,180,000	4,179,793
0.16% 10/28/20	1,330,000	1,329,841
0.10% 11/25/20	2,120,000	2,119,692
		12,209,404

LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Obligations–5.60%
≠U.S. Treasury Bills
0.18% 10/15/20	17,300,000	$ 17,298,789
0.16% 10/22/20	27,840,000	27,837,483
0.17% 10/8/20	3,530,000	3,529,886
0.14% 10/20/20	19,100,000	19,098,589
0.10% 10/27/20	9,480,000	9,479,336
0.10% 12/3/20	8,320,000	8,318,544
0.11% 3/25/21	12,310,000	12,303,268
0.10% 11/3/20	9,650,000	9,649,115
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Obligations (continued)
≠United States Treasury Cash Management Bill
0.10% 12/8/20	4,130,000	$ 4,128,869
0.10% 1/5/21	4,340,000	4,338,900
		115,982,779
Total Short-Term Investments (Cost $128,192,866)		128,192,183

TOTAL INVESTMENTS–105.06% (Cost $2,077,099,920)	2,176,465,511

Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–(0.00)%

Put Options Written–(0.00)%
U.S. Treasury Long Bonds Strike price $171.00, expiration date 11/20/20, notional amount $8,037,000	(47)	(49,856)
U.S. Treasury Long Bonds Strike price $173.00, expiration date 10/23/20, notional amount $8,304,000	(48)	(18,000)
		(67,856)
Total Options Written (Premium received $(102,039) )		(67,856)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.06%)	(104,723,906)
NET ASSETS APPLICABLE TO 191,989,271 SHARES OUTSTANDING–100.00%	$2,071,673,749

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2020.
Δ Securities have been classified by country of origin.
× Fully or partially pledged as collateral for derivatives.
≠ The rate shown is the effective yield at the time of purchase.
LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
The following futures contracts and swap contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(483)	90 Day IMM Eurodollar	$(120,514,538)	$(120,341,486)	3/15/21	$—	$(173,052)
(1,479)	90 Day IMM Eurodollar	(368,973,525)	(366,756,119)	12/13/21	—	(2,217,406)
(1,785)	U.S. Treasury 10 yr Notes	(249,063,281)	(248,790,363)	12/21/20	—	(272,918)
118	U.S. Treasury 2 yr Notes	26,073,391	26,066,073	12/31/20	7,318	—
1,944	U.S. Treasury 5 yr Notes	245,004,750	244,696,362	12/31/20	308,388	—
30	U.S. Treasury Long Bonds	5,288,437	5,281,208	12/21/20	7,229	—
364	U.S. Treasury Ultra Bonds	80,739,750	81,814,650	12/21/20	—	(1,074,900)
Total Futures Contracts					$322,935	$(3,738,276)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Sold
CDX.NA.IG.34- Quarterly[3]	400,758,000	(1.00%)	6/20/25	$2,838,276	$809,383	$2,028,893	$—
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-Semiannual/Quarterly	50,500,000	0.71%	(0.25%)[4]	5/20/30	$(190,135)	$(198,059)	$7,924	$—
25 yr IRS-Annual	14,350,000	0.74%	(1.00%)[4]	8/19/45	299,700	—	299,700	—
25 yr IRS-Semiannual/Quarterly	6,046,000	0.80%	(0.22%)[4]	11/15/45	421,736	34,981	386,755	—
27 yr IRS-Semiannual/Quarterly	32,199,000	1.00%	(0.23%)[4]	2/15/47	922,698	389,068	533,630	—
30 yr IRS-Semiannual/Quarterly	3,521,000	0.89%	(27.00%)[4]	7/13/50	218,199	(19,441)	237,640	—
4 yr IRS-Semiannual/Quarterly	372,993,000	(0.38%)	0.28%[4]	8/31/24	1,401,051	1,584,364	—	(183,313)
7 yr IRS-Annual	62,071,000	0.26%	(1.00%)[4]	5/15/27	8,304	(200,635)	208,939	—
7 yr IRS-Semiannual/Quarterly	20,990,000	0.45%	(0.22%)[4]	5/15/27	36,191	(44,037)	80,227	—
Over-The-Counter:
GSI Pay-Annual	10,300,000	0.56%	(1.00%)[4]	7/20/45	636,380	278,506	357,874	—
Total IRS Contracts						$1,824,747	$2,112,689	$(183,313)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2020.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
[4] Rate resets based on LIBOR03M.

Summary of Abbreviations:
BB–Barclays Bank
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
GNMA–Government National Mortgage Association
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
PC–Participation Certificate
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
TBA–To be announced
USD–United States Dollar
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$18,518,632	$—	$18,518,632
Agency Commercial Mortgage-Backed Securities	—	12,150,170	—	12,150,170
Agency Mortgage-Backed Securities	—	514,404,403	—	514,404,403
Corporate Bonds	—	797,367,892	—	797,367,892
Non-Agency Asset-Backed Securities	—	109,559,694	1,680,000	111,239,694
Non-Agency Collateralized Mortgage Obligations	—	78,756,875	—	78,756,875
Non-Agency Commercial Mortgage-Backed Securities	—	74,057,910	—	74,057,910
Regional Bonds	—	3,561,148	—	3,561,148
Sovereign Bonds	—	104,859,594	—	104,859,594
Supranational Bank	—	479,784	—	479,784
U.S. Treasury Obligations	—	278,202,419	—	278,202,419
Options Purchased	367,515	—	—	367,515
Money Market Fund	54,307,292	—	—	54,307,292
Short-Term Investment	—	128,192,183	—	128,192,183
Total Investments	$54,674,807	$2,120,110,704	$1,680,000	$2,176,465,511
Derivatives:

Assets:
Futures Contracts	$322,935	$—	$—	$322,935
Swap Contracts	$—	$4,141,582	$—	$4,141,582
Liabilities:
Futures Contracts	$(3,738,276)	$—	$—	$(3,738,276)
Swap Contract	$—	$(183,313)	$—	$(183,313)
Options Written	$(67,856)	$—	$—	$(67,856)
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Western Asset Core Bond Fund–23